Investor A, C, Institutional and Class R | LifePath Retirement Portfolio
LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Investment Objective
The investment objective of LifePath® Retirement Portfolio (“LifePath Retirement Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Retirement Portfolio will be broadly diversified across global asset classes.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Retirement Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 101 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath Retirement Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath Retirement Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[1]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[1][3]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1][4][5]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1][5]	1.39%	2.14%	1.14%	1.64%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Portfolio and its share of the allocated expenses of LifePath® Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[2]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath Retirement Portfolio, from each investment company in which the Retirement Master Portfolio invests through April 30, 2015. This waiver may not be terminated prior to May 1, 2015 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Portfolio and the Retirement Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2024. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2024 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath Retirement Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	913	1,215	2,072
Investor C Shares	288	640	1,118	2,440
Institutional Shares	87	331	595	1,350
Class R Shares	137	487	860	1,909

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath Retirement Portfolio Investor C Shares	188	640	1,118	2,440

Portfolio Turnover:
The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Portfolio’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Retirement Portfolio will be broadly diversified across global asset classes. As of March 31, 2014, LifePath Retirement Portfolio held approximately 38% of its assets in Underlying Funds that invest primarily in equity securities, 62% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Portfolio’s risk profile.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio’s ability to achieve its investment goal depends upon BFA’s skill in determining the LifePath Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

  Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The LifePath Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the LifePath Portfolio’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the LifePath Portfolio’s investments will not affect interest income derived from instruments already owned by the LifePath Portfolio, but will be reflected in the LifePath Portfolio’s net asset value. The LifePath Portfolio may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by LifePath Portfolio management. To the extent the LifePath Portfolio invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the LifePath Portfolio) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the LifePath Portfolio to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the LifePath Portfolio to sell assets at inopportune times or at a loss or depressed value and could hurt the LifePath Portfolio’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the LifePath Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  Derivatives Risk — The LifePath Portfolio’s use of derivatives may reduce the LifePath Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the LifePath Portfolio’s taxable income or gains and distributions.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

  The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the LifePath Portfolio’s investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds (“ETFs”). The LifePath Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio’s portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath Retirement Portfolio. The bar chart shows the returns for Institutional Shares of LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total returns table compares the performance of LifePath Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. The weightings of the indices in the LifePath Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by the Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Retirement Portfolio expenses during these periods, LifePath Retirement Portfolio’s returns would have been lower. Updated information on LifePath Retirement Portfolio’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended September 30, 2009) and the lowest return for a quarter was –7.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2014 was 1.71%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath Retirement Portfolio	1 Year	5 Years	10 Years
Institutional	6.25%	9.17%	5.21%
Institutional Return After Taxes on Distributions	4.12%	7.89%	3.96%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	4.42%	6.99%	3.83%
Investor A	5.94%	8.91%	4.95%
Investor C	5.12%	8.05%	4.27%
Class R	5.61%	8.58%	4.73%
LifePath Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	6.70%	9.38%	5.84%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.